Revenue from Contracts with Customers - Changes in Contract Liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Balance at January 1	₩ 20,074	₩ 22,681
Increase related to subscription revenue	66,232	12,017
Increase related to royalties and licensing fees		540
Increase related to website & application development contract	5,038	834
Decrease upon satisfaction of performance obligations - subscription revenue	(69,507)	(12,409)
Decrease upon satisfaction of performance obligations -royalties and licensing fees	(5,407)	(3,066)
Decrease due to termination of contract	(413)	(495)
Decrease due to satisfaction of performance obligations	(5,171)	(28)
Balance at December 31	₩ 10,846	₩ 20,074